Income Taxes (FY) (Tables)	12 Months Ended
Dec. 31, 2022
Income Taxes [Abstract]
Income Tax Expense (Benefit)
The income tax expense (benefit) in 2022, 2021, and 2020 consisted of the following:

	Year Ended December 31,
	2022	2021	2020
Current
Federal	$—	$(306)	$152
State	—	(20)	123
	—	(326)	275
Deferred
Federal	—	433	(922)
State	—	353	(136)
	—	786	(1,058)
Total income tax expense (benefit)	$—	$460	$(783)

Reconciliation of Statutory to Effective Income Tax Rate
The differences between the federal tax rate and the Company’s effective tax rate for the years ended December 31, 2022, 2021, and 2020 are as follows:

	Year Ended December 31,
	2022	2021	2020
Federal statutory income tax rate	21.00%	21.00%	21.00%
State taxes, net of federal benefit	(11.94)	(97.95)	(0.80)
State rate change	(2.15)	(3.41)	0.07
Other	(3.71)	3.00	0.07
Nontaxable passthrough LLC income	(87.14)	(658.26)	(27.31)
Increase in valuation allowance	83.94	864.95	3.26
Effective tax rate	—%	129.33%	(3.71)%

Deferred Tax Assets and Liabilities
Components of the net deferred tax assets and liabilities at December 31, 2022 and 2021 are as follows:

	As of December 31,
	2022	2021
Deferred tax assets
Net operating loss carryforwards	$6,589	$5,166
Accrued expenses	165	426
Deferred tax assets	6,754	5,592
Valuation allowance	(5,835)	(3,662)
Net deferred tax asset	919	1,930
Deferred tax liabilities
Prepaid expenses	—	64
Accounting method change	918	1,866
Fixed assets	1	—
Deferred tax liabilities	919	1,930
Net deferred tax asset	$—	$—